Document and Entity Information	Mar. 17, 2024
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001180262
Document Type	8-K/A
Document Period End Date	Mar. 17, 2024
Entity Registrant Name	Herbalife Ltd.
Entity Incorporation State Country Code	E9
Entity File Number	1-32381
Entity Tax Identification Number	98-0377871
Entity Address, Address Line One	P.O. Box 309
Entity Address, City or Town	Ugland House
Entity Address, Region	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1104
City Area Code	(213)
Local Phone Number	745-0500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, par value $0.0005 per share
Trading Symbol	HLF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On March 20, 2024, Herbalife Ltd. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) to report, among other things, the appointment of John DeSimone as Chief Financial Officer of the Company, effective March 17, 2024. This Amendment No. 1 on Form 8-K/A is being filed to supplement the disclosure contained in Item 5.02 of the Original Form 8-K by providing additional information regarding the compensatory and other arrangements entered into with Mr. DeSimone in connection with his appointment as Chief Financial Officer. The Original Form 8-K otherwise remains unchanged.